Financial income (expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Interest income	$ 2,427	$ 466
Interest expense:
Interest expense	(2,854)	(2,209)
Commitment fees	(298)	(856)
Amortization of debt issuance cost	(747)	(282)
Capitalized interest	0	3,266
Total interest expense	(3,899)	(81)
Gain on derivative instruments	121	0
Other items, net:
Foreign exchange gain (loss)	(426)	(20)
Bank charges and fees	(2)	0
Withholding tax on interest expense and other	(672)	(360)
Total other items, net	(1,100)	(380)
Total financial income (expense), net	$ (2,451)	$ 5